Other Comprehensive (Loss) Income and Accumulated Other Comprehensive Loss - Components of Other Comprehensive (Loss) Income and Related Tax Effects (Detail) (CAD)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrealized foreign exchange (loss) gain on:, before tax amount
Translation of the net investment in U.S. subsidiaries, before tax amount	287	220	(58)
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (Note 20), before tax amount	(319)	(217)	69
Change in derivatives designated as cash flow hedges:, before tax amount
Realized (loss) gain on cash flow hedges recognized in income, before tax amount	(3)	(19)	6
Unrealized (loss) gain on cash flow hedges, before tax amount	(46)	18	3
Change in pension and other benefits actuarial gains and losses, before tax amount	(873)	1,603	(62)
Change in prior service pension and other benefit costs, before tax amount	(68)	78	12
Equity accounted investments, before tax amount			(2)
Other comprehensive (loss) income, before tax amount	(1,022)	1,683	(32)
Unrealized foreign exchange (loss) gain on:, income tax recovery (expense)
Translation of the net investment in U.S. subsidiaries, income tax recovery (expense)	0	0	0
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (Note 20), income tax recovery (expense)	42	28	(9)
Change in derivatives designated as cash flow hedges:, income tax recovery (expense)
Realized gain on cash flow hedges recognized in income, income tax recovery (expense)			(1)
Unrealized (loss) gain on cash flow hedges, income tax recovery (expense)	12
Change in pension and other benefits actuarial gains and losses, income tax recovery (expense)	234	(427)	12
Change in prior service pension and other benefit costs, income tax recovery (expense)	18	(19)	(2)
Equity accounted investments, income tax recovery (expense)			0
Other comprehensive (loss) income, income tax recovery (expense)	306	(418)
Unrealized foreign exchange (loss) gain on:, net of tax amount
Translation of the net investment in U.S. subsidiaries, net of tax amount	287	220	(58)
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (Note 20), net of tax amount	(277)	(189)	60
Change in derivatives designated as cash flow hedges:, net of tax amount
Unrealized (loss) gain on cash flow hedges, net of tax amount	(34)	18	3
Change in pension and other benefits actuarial gains and losses, net of tax amount	(639)	1,176	(50)
Change in prior service pension and other benefit costs, net of tax amount	(50)	59	10
Equity accounted investments, net of tax amount	(2)	(2)	(2)
Other comprehensive (loss) income, net of tax amount	(716)	1,265	(32)
Derivatives and Other [Member]
Change in derivatives designated as cash flow hedges:, net of tax amount
Realized gain on cash flow hedges recognized in income, net of tax amount	(3)	(19)	5